SCHEDULES OF SUPPLIER RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Purchases	$ 504,466	$ 251,060
Purchases [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 463,487	$ 565,540	$ 747,881
Risk percentage	25.50%	16.40%	22.30%
Purchases [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 378,204	$ 553,538
Risk percentage	20.80%	16.10%
Purchases [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Purchases	$ 841,691	$ 1,119,078	$ 747,881
Risk percentage	46.30%	32.50%	22.30%
Accounts Payable [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	51.70%	30.10%
Purchases	$ 260,960	$ 75,513
Accounts Payable [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage		30.80%
Purchases		$ 77,361
Accounts Payable [Member] | Supplier Aggregate Total [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	74.30%	72.60%
Purchases	$ 375,032	$ 182,200
Accounts Payable [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage		11.70%
Purchases		$ 29,326
Accounts Payable [Member] | Supplier D [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	22.60%
Purchases	$ 114,072